WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 138.7%
Alabama - 7.6%
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F (0.000% until 10/1/23; 7.900%)	0.000%	10/1/50	$11,580,000	$11,181,185
Senior Lien, Warrants, Series A, AGM	5.500%	10/1/53	1,400,000	1,629,376
Subordinated Lien, Warrants, Series D	6.000%	10/1/42	9,230,000	11,077,292
Subordinated Lien, Warrants, Series D	6.500%	10/1/53	6,900,000	8,381,706
Lower Alabama Gas District, Natural Gas Revenue, Series A	5.000%	9/1/46	8,525,000	12,441,300
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #1, Series A	4.000%	4/1/24	1,750,000	1,921,500	(a)(b)

Total Alabama				46,632,359

Alaska - 0.1%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/38	750,000	948,668

Arizona - 5.6%
Arizona State IDA, Education Revenue, Basis School Project, Credit Enhanced, SD Credit Program, Series F, Refunding	5.000%	7/1/52	725,000	839,362
Arizona State Lottery Revenue, Refunding	5.000%	7/1/29	910,000	1,206,096	(c)
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	5,650,000	6,557,390	(a)(b)(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	950,000	1,090,638	(e)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/42	750,000	935,167
Salt Verde, AZ, Financial Corp., Natural Gas Revenue:
Series 2007	5.250%	12/1/28	2,000,000	2,571,980
Series 2007	5.000%	12/1/32	10,000,000	13,290,100
Series 2007	5.000%	12/1/37	5,500,000	7,630,645

Total Arizona				34,121,378

California - 21.2%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	1,750,000	2,090,253
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,314,840
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1, (SIFMA Municipal Swap Index Yield + 1.100%)	2.450%	4/1/24	5,500,000	5,663,625	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Health Facilities Financing Authority Revenue:
Lucile Salter Packard Children’s Hospital at Stanford	5.000%	11/15/56	$500,000	$610,790
Stanford Hospital and Clinics, Series A-1, Refunding	5.150%	11/15/40	2,000,000	2,100,220	(f)
California State MFA Revenue:
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/43	1,500,000	1,816,770	(d)
Senior Lien, Linux Apartment Project, Series A	5.000%	12/31/47	1,900,000	2,287,733	(d)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	12,500,000	13,414,500	(d)(e)
California State, GO:
Various Purpose, Refunding	5.000%	4/1/29	7,000,000	9,378,600
Various Purpose, Refunding	4.000%	11/1/36	1,000,000	1,156,680
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	1,770,000	1,902,077	(e)
Golden State, CA, Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/47	1,500,000	1,538,490
Tobacco Settlement Funded, Series A-2, Refunding	5.000%	6/1/47	1,900,000	1,948,754
Imperial Irrigation District, CA, Electric System Revenue, Series A, Refunding	5.500%	11/1/41	2,750,000	2,896,053	(f)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,405,000	2,734,846
Los Angeles County, CA, MTA, Sales Tax Revenue:
Transit Improvements, Series A	5.000%	7/1/37	3,000,000	3,860,340
Transit Improvements, Series A	5.000%	7/1/44	1,250,000	1,572,150
Los Angeles County, CA, Public Works Financing Authority Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,319,620
Multiple Capital Project II	5.000%	8/1/37	1,000,000	1,105,940

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series D	5.000%	5/15/49	$2,500,000	$3,053,800	(d)
Subordinate, Series D	4.000%	5/15/44	2,500,000	2,836,550	(d)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/39	500,000	622,140	(d)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	2,500,000	3,088,375
Los Angeles, CA, Department of Water & Power, Power System Revenue:
Power System, Series A	5.000%	7/1/47	4,000,000	4,853,680
Series B, Refunding	5.000%	7/1/38	2,000,000	2,479,020
Series C	5.000%	7/1/37	1,000,000	1,259,530
Series C	5.000%	7/1/42	2,000,000	2,482,740
Los Angeles, CA, Wastewater System Revenue, Green Bond, Subordinated, Series A	5.000%	6/1/48	1,500,000	1,866,735
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	5.000%	10/1/42	400,000	455,636	(e)
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	7.000%	11/1/34	3,430,000	5,339,755
Series B	6.500%	11/1/39	8,000,000	12,795,840
Regents of the University of California Medical Center Pooled Revenue, Series L, Refunding	5.000%	5/15/32	1,750,000	2,140,600
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No. 2003-1, Refunding	5.500%	9/1/45	2,000,000	2,184,080
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	3,500,000	4,455,010
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien, Series A	5.750%	6/1/44	200,000	223,882
Senior Lien, Series A	5.750%	6/1/48	600,000	670,470
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/38	1,000,000	1,294,660
Series A, Refunding	5.000%	10/1/48	2,500,000	3,155,325
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	1,000,000	1,261,810

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	$2,500,000	$3,000,500
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company, Series A	5.000%	1/1/47	1,500,000	1,828,110	(d)
San Mateo, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	1,000,000	1,247,290
Shafter Wasco Irrigation District, CA, COP	5.000%	11/1/40	5,000,000	5,205,150

Total California				129,512,969

Colorado - 9.9%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.750%	12/1/46	500,000	528,600
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/47	1,600,000	1,918,416
Colorado State Health Facilities Authority Revenue, Commonspirit Health Project, Series A-1	4.000%	8/1/44	1,900,000	2,105,428
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	600,000	664,860
Denver, CO, Airport System Revenue:
Series C	6.125%	11/15/25	10,945,000	13,196,606	(d)(g)
Series C	6.125%	11/15/25	13,630,000	14,189,375	(d)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	28,075,500

Total Colorado				60,678,785

Connecticut - 1.0%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	1,500,000	1,840,455
Connecticut State, GO:
Series A	5.000%	4/15/35	1,650,000	2,078,175
Series E	5.000%	10/15/34	930,000	1,123,951
Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project Ltd., Refunding	5.000%	4/1/39	900,000	1,024,209	(e)

Total Connecticut				6,066,790

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.6%
District of Columbia Revenue:
Ingleside Rock Creek Project, Series A	5.000%	7/1/52	$400,000	$430,040
KIPP DC Project, Series B, Refunding	5.000%	7/1/48	2,800,000	3,282,580

Total District of Columbia				3,712,620

Florida - 5.8%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/47	1,250,000	1,499,187	(d)
Capital Trust Agency Inc., FL, Senior Living Facilities Revenue, Elim Senior Housing Inc.	5.875%	8/1/52	350,000	369,317	(e)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	555,000	612,964	(e)
Florida State Mid-Bay Bridge Authority, Series A, Refunding	5.000%	10/1/30	2,410,000	2,817,724
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	1,500,000	1,795,350	(d)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.375%	10/1/35	8,455,000	8,843,845	(f)
Miami International Airport	5.375%	10/1/35	2,250,000	2,354,715	(f)
Series A, Refunding	5.000%	10/1/30	3,000,000	3,297,420	(d)
Miami-Dade County, FL, Expressway Authority, Series A	5.000%	7/1/40	9,000,000	9,275,580
Miami-Dade County, FL, Health Facilities Authority, Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/42	1,250,000	1,492,238
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/47	750,000	833,235
Palm Beach County, FL, Health Facilities Authority Revenue, Acts Retirement-Life Communities	5.000%	11/15/45	750,000	874,440
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series C	5.000%	7/1/48	1,400,000	1,707,020

Total Florida				35,773,035

Georgia - 1.5%
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	1,000,000	1,261,830
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	800,000	967,088

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Series B	5.000%	3/15/22	$4,000,000	$4,343,760
Subordinated, Series E, LIQ-Royal Bank of Canada (SIFMA Municipal Swap Index Yield + 0.570%)	1.920%	12/1/23	2,750,000	2,738,862	(a)(b)

Total Georgia				9,311,540

Hawaii - 1.2%
Hawaii State Airports System Revenue, Series A	5.000%	7/1/39	7,000,000	7,188,860

Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	1,100,000	1,326,765

Illinois - 16.8%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue	5.000%	4/1/42	1,500,000	1,721,100
Chicago, IL, Board of Education, GO:
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	114,281
Dedicated, Series G, Refunding	5.000%	12/1/44	420,000	470,219
Dedicated, Series H	5.000%	12/1/36	500,000	568,345
Dedicated, Series H	5.000%	12/1/46	150,000	167,499
Series D	5.000%	12/1/46	750,000	846,570
Chicago, IL, GO:
Series 2002B	5.500%	1/1/37	220,000	248,543
Series 2005D, Refunding	5.500%	1/1/34	10,000	11,366
Series A	5.000%	1/1/44	1,000,000	1,139,800
Series A, Refunding	6.000%	1/1/38	1,500,000	1,800,660
Series B	5.500%	1/1/32	3,300,000	3,764,178
Series C, Refunding	5.000%	1/1/25	3,000,000	3,394,860
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series B, Refunding	5.000%	1/1/41	1,000,000	1,176,820
General, Third Lien	5.625%	1/1/35	5,175,000	5,488,450	(f)
General, Third Lien	5.625%	1/1/35	1,240,000	1,310,469
General, Third Lien	5.750%	1/1/39	5,035,000	5,348,227	(f)
General, Third Lien	5.750%	1/1/39	965,000	1,020,767
Series A, Refunding	5.000%	1/1/31	1,000,000	1,162,690	(d)
Series A, Refunding	5.000%	1/1/35	7,000,000	8,076,600	(d)
Trips Obligated Group	5.000%	7/1/48	700,000	828,282	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	1,000,000	1,139,060

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/44	$1,000,000	$1,102,420
Second Lien, Series A	5.000%	1/1/47	1,000,000	1,144,660
Second Lien, Series B, Refunding	5.000%	1/1/38	750,000	872,903
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	1,800,000	2,198,988
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/33	1,290,000	1,562,164
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/36	1,110,000	1,333,021
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/37	2,500,000	2,993,550
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/38	2,000,000	2,389,420
Illinois Sports Facilities Authority, Sport Facilities Project, Series 2019, Refunding	5.000%	6/15/28	750,000	935,678	(c)
Illinois Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	650,000	794,313	(c)
Illinois State Finance Authority Revenue, Depaul University, Series A	6.125%	10/1/40	5,000,000	5,390,350	(f)
Illinois State Finance Authority, Student Housing & Academic Facilities Revenue, CHF Chicago LLC, University of Illinois Chicago Project	5.000%	2/15/50	500,000	568,270
Illinois State Toll Highway Authority, Series A	4.000%	1/1/39	4,000,000	4,603,560
Illinois State University Revenue, Auxiliary Facilities System, Series A, Refunding, AGM	5.000%	4/1/37	250,000	298,508
Illinois State, GO:
Series 2016	5.000%	1/1/33	1,500,000	1,690,305
Series 2016	5.000%	11/1/33	2,350,000	2,679,141
Series 2016	5.000%	1/1/35	690,000	774,215
Series 2016, Refunding	5.000%	2/1/29	1,660,000	1,930,879
Series A	5.000%	12/1/42	2,000,000	2,269,260
Series A, Refunding	5.000%	10/1/29	3,795,000	4,523,412
Series B, Refunding	5.000%	10/1/29	750,000	893,955
Series C	5.000%	11/1/29	1,100,000	1,282,622
Series D	5.000%	11/1/26	1,250,000	1,449,437

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Dedicated State Revenue:
McCormick Place Expansion Project, Series A, CAB, State Appropriations	0.000%	12/15/52	$3,100,000	$930,124
McCormick Place Expansion Project, Series B-2, Refunding, State Appropriations	5.250%	6/15/50	12,000,000	12,207,120
Regional Transportation Authority, IL, Revenue, Series A, Refunding, NATL	6.000%	7/1/29	4,450,000	5,906,262

Total Illinois				102,523,323

Indiana - 3.3%
Indiana State Finance Authority Health System Revenue, Indiana University Health, Series B	2.250%	7/1/25	1,000,000	1,049,260	(a)(b)
Indiana State Finance Authority Hospital Revenue, Indiana University Health Obligated Group, Series B, Refunding	1.650%	7/1/22	800,000	806,504	(a)(b)
Indiana State Finance Authority Revenue:
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,502,150	(d)
Second Lien, CWA Authority, Series B	5.000%	10/1/41	5,000,000	5,364,100
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	2,000,000	2,272,000
Courthouse and Jail Project, Series A	5.000%	2/1/54	3,000,000	3,718,530
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,184,840	(d)

Total Indiana				19,897,384

Iowa - 0.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Refunding	3.125%	12/1/22	650,000	661,018

Kentucky - 2.2%
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	1,000,000	1,188,400
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	4/1/24	5,800,000	6,386,728	(a)(b)
Series B	4.000%	1/1/25	5,000,000	5,605,450	(a)(b)

Total Kentucky				13,180,578

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 1.3%
Port New Orleans, LA, Board of Commissioners Revenue, Series B, Refunding, AGM	5.000%	4/1/43	$2,000,000	$2,390,320	(d)
St. Charles Parish, LA, Gulf Opportunity Zone Revenue, Valero Energy Corp., Convertible	4.000%	6/1/22	5,000,000	5,297,000	(a)(b)

Total Louisiana				7,687,320

Maryland - 0.4%
Prince George’s County, MD, Consolidated Public Improvement Bonds, GO, Series A	5.000%	7/15/29	1,750,000	2,359,858

Massachusetts - 5.5%
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	1,000,000	1,252,860
Broad Institute Inc., Series A	5.250%	4/1/37	8,000,000	8,528,640	(f)
Milford Regional Medical Center, Series F	5.750%	7/15/43	500,000	551,550
UMass Boston Student Housing Project	5.000%	10/1/48	750,000	859,320
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	500,000	602,245
Massachusetts State Port Authority Revenue, Series A, Refunding	5.000%	7/1/36	1,700,000	2,154,138	(d)
Massachusetts State School Building Authority, Sales Tax Revenue, Senior, Series A	5.000%	5/15/43	3,000,000	3,376,110
Massachusetts State Transportation Fund Revenue, Rail Enhancement & Accelerated Bridge Programs	5.000%	6/1/42	3,600,000	4,393,656
Massachusetts State, GO, Consolidated Loan, Series C	5.000%	5/1/49	9,500,000	11,914,425

Total Massachusetts				33,632,944

Michigan - 4.3%
Detroit, MI, Downtown Development Authority Revenue, Series A, Refunding, AGM	5.000%	7/1/48	1,000,000	1,123,270
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/46	5,500,000	6,550,445
Senior Lien, Series C, Refunding	5.000%	7/1/35	500,000	603,555
Lansing, MI, Board of Water & Light Utility System Revenue, Series A	5.000%	7/1/37	7,000,000	7,468,650
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project, Refunding	6.750%	7/1/44	1,250,000	1,322,887	(e)
Michigan State Finance Authority Revenue:
Facilities Program, Series 1-A, Refunding	5.250%	10/15/47	650,000	742,879

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Local Government Loan Program, Detroit Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	$625,000	$735,794
Local Government Loan Program, Detroit Water & Sewer Department, Senior Lien Local Project, Series C-6, Refunding	5.000%	7/1/33	1,270,000	1,461,287
Local Government Loan Program, Detroit Water & Sewer Department, Senior Lien, Series C-1, Refunding	5.000%	7/1/44	1,320,000	1,429,547
Local Government Loan Program, Detroit Water & Sewer Department, Series D-2, Refunding	5.000%	7/1/34	250,000	294,585
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	1,400,000	1,697,682	(d)
Royal Oak, MI, Hospital Finance Authority Revenue, Beaumont Health Credit Group, Series D, Refunding	5.000%	9/1/39	2,500,000	2,835,775

Total Michigan				26,266,356

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue, Series A	5.000%	1/1/46	1,530,000	1,742,945

Missouri - 1.4%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/46	3,000,000	3,674,130	(d)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kingswood Project	6.000%	11/15/51	900,000	807,381	(e)
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services	5.000%	2/1/44	2,710,000	2,955,797
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis
Obligated Group, Series A	5.000%	9/1/38	1,250,000	1,433,962

Total Missouri				8,871,270

Nevada - 0.2%
Reno, NV, Hospital Revenue, Washoe Medical Center, AGM	5.500%	6/1/33	1,185,000	1,188,034

New Jersey - 6.5%
New Jersey Institute of Technology, GO, Series A	5.000%	7/1/45	750,000	875,737
New Jersey State EDA Revenue:
Cigarette Tax, Refunding	5.000%	6/15/26	2,500,000	2,708,675

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	$2,500,000	$2,804,875	(d)
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.950%	3/1/28	15,000,000	15,059,700	(b)
New Jersey State EDA, Lease Revenue, State House Project, Series B	5.000%	6/15/43	4,000,000	4,701,640
New Jersey State EDA, Special Facility Revenue:
Continental Airlines Inc. Project	5.250%	9/15/29	3,000,000	3,312,960	(d)
Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	766,279	(d)
New Jersey State Health Care Facilities Financing Authority Revenue:
Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	400,000	488,108
RWJ Barnabas Health Obligation Group, Series A, Refunding	5.000%	7/1/43	1,200,000	1,444,068
New Jersey State Transportation Trust Fund Authority Revenue, Transportation Program, Series AA	5.250%	6/15/43	1,500,000	1,811,205
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	3,830,000	4,795,313
Tobacco Settlement Financing Corp., NJ, Revenue, Senior, Series A, Refunding	5.000%	6/1/46	600,000	689,160

Total New Jersey				39,457,720

New York - 10.9%
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds, Series A	5.000%	11/15/47	1,500,000	1,821,315
MTA, NY, Transportation Revenue, Series D	5.250%	11/15/40	5,000,000	5,259,600	(f)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2013, Unrefunded	5.000%	6/15/47	2,650,000	2,995,030
Second General Resolution Fiscal 2019	4.000%	6/15/49	1,250,000	1,435,900
Subordinated, Series BB-1	5.000%	6/15/46	1,500,000	1,828,530
New York City, NY, TFA Future Tax Secured Revenue, Subordinated, Series B-1	5.000%	8/1/45	3,000,000	3,639,810
New York State Dormitory Authority Revenue, BID Group 3, Series A	5.000%	3/15/42	1,000,000	1,237,180

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, Sales Tax Revenue, Group 4, Series E, Refunding	5.000%	3/15/44	$2,000,000	$2,489,720
New York State Dormitory Authority, State Personal Income Tax Revenue:
Bidding Group 3 Bonds, Series B, Refunding	5.000%	2/15/43	3,000,000	3,668,520
Bidding Group 4 Bonds, Series A, Refunding	5.000%	3/15/46	3,250,000	4,064,580
New York State Liberty Development Corp., Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	2,155,255
New York State Liberty Development Corp. Revenue, Goldman Sachs Headquarters, Refunding	5.250%	10/1/35	3,045,000	4,238,914
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,750,000	1,943,883	(e)
4 World Trade Center Project, Refunding	5.750%	11/15/51	5,000,000	5,496,450
Bank of America Tower at One Bryant Park Project, Series 2019, Refunding	2.450%	9/15/69	750,000	777,705	(c)
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	8,000,000	9,000,400	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,500,000	1,678,620	(d)
Delta Air Lines Inc., LaGuardia Airport Terminal C and D Redevelopment Project	5.000%	1/1/36	1,750,000	2,114,315	(d)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 166, Refunding	5.000%	1/15/41	2,750,000	2,886,702
Consolidated Series 194, Refunding	5.000%	10/15/41	6,400,000	7,643,328	(h)

Total New York				66,375,757

North Carolina - 1.7%
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Series A, Refunding	5.000%	7/1/49	1,750,000	2,213,592
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	750,000	852,075
North Carolina State Limited Obligation Revenue, Series A	4.000%	5/1/34	3,500,000	4,146,730

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - (continued)
North Carolina State Turnpike Authority, Triangle Expressway System Revenue, Senior Lien, Refunding	5.000%	1/1/30	$300,000	$363,774
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue:
Series A, Refunding, State Appropriations	5.000%	7/1/47	750,000	865,500
Series A, Refunding, State Appropriations	5.000%	7/1/51	1,500,000	1,727,235

Total North Carolina				10,168,906

Ohio - 2.0%
JobsOhio Beverage System, Senior Lien, Series A	5.000%	1/1/38	8,000,000	8,850,000
Ohio State Water Development Authority, U.S. Steel Corp. Project, Refunding	6.600%	5/1/29	3,000,000	3,152,580

Total Ohio				12,002,580

Oklahoma - 0.1%
Oklahoma State Turnpike Authority Revenue, Second Series C	5.000%	1/1/47	700,000	839,181
Payne County, OK, EDA Revenue, Epworth Living at The Ranch, Series A	6.875%	11/1/46	332,734	3,327	*(i)

Total Oklahoma				842,508

Oregon - 0.4%
Oregon State Facilities Authority Revenue, Legacy Health Project, Series A, Refunding	5.000%	6/1/46	2,000,000	2,362,640

Pennsylvania - 4.5%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
Series 2018	5.000%	6/1/32	250,000	311,970
Series 2018	5.000%	6/1/33	500,000	622,485
Cumberland County, PA, Municipal Authority, Diakon Lutheran Social Ministries Project, Refunding	5.000%	1/1/30	2,375,000	2,688,263
East Hempfield Township, PA, IDA Revenue, Student Services Inc. Student Housing Project - Millersville University	5.000%	7/1/47	550,000	607,794
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	1,200,000	1,230,528	(a)(b)(d)
Pennsylvania State Higher EFA Revenue, Trustees of University of Pennsylvania, Series A	5.000%	2/15/48	1,250,000	1,546,750

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Pennsylvania State Turnpike Commission Revenue:
Subordinated, Series B	5.250%	12/1/41	$2,275,000	$2,488,236	(f)
Subordinated, Series B	5.250%	12/1/41	3,725,000	4,007,765
Subordinated, Series B	5.000%	12/1/48	2,900,000	3,531,214
Pennsylvania State, GO:
Refunding	5.000%	7/15/29	2,250,000	2,955,960
Refunding	5.000%	7/15/30	1,000,000	1,313,300
Philadelphia, PA, School District, GO, Series A	5.000%	9/1/33	1,755,000	2,060,949
Philadelphia, PA, Water & Wastewater Revenue, Series A	5.000%	7/1/45	1,000,000	1,139,690
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	600,000	725,148
Philadelphia School District Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	1,780,000	2,134,362

Total Pennsylvania				27,364,414

Puerto Rico - 0.8%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A	5.250%	7/1/42	1,195,000	1,254,750
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,400,000	1,120,000	*(i)
Series A	5.050%	7/1/42	350,000	280,000	*(i)
Series XX	5.250%	7/1/40	2,875,000	2,307,187	*(i)

Total Puerto Rico				4,961,937

South Carolina - 0.8%
South Carolina State Ports Authority Revenue:
Series 2010	5.250%	7/1/40	2,500,000	2,585,775	(f)
Series 2018	5.000%	7/1/48	1,750,000	2,107,350	(d)

Total South Carolina				4,693,125

South Dakota - 0.1%
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	500,000	600,020

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 0.8%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue:
Subordinated, Green Bond, Series A	5.000%	7/1/42	$500,000	$612,880
Subordinated, Series B	5.000%	7/1/46	1,000,000	1,220,920
Tennessee Energy Acquisition Corp., Gas Revenue, Series 2018	4.000%	11/1/25	3,000,000	3,372,750	(a)(b)

Total Tennessee				5,206,550

Texas - 13.9%
Alamo, TX, Regional Mobility Authority, Vehicle Registration Fee Revenue, Senior Lien	5.000%	6/15/46	1,300,000	1,511,718
Arlington, TX, Special Tax Revenue, Senior Lien, Series A, AGM	5.000%	2/15/48	1,250,000	1,508,875
City of Austin, TX, Airport System Revenue, Series B	5.000%	11/15/37	2,050,000	2,593,106	(d)
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement, Series A	5.000%	11/1/45	8,500,000	8,884,455	(f)
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	500,000	600,330
Grand Parkway Transportation Corp., TX, System Toll Revenue:
Convertible CAB, Step bond, (0.000% until 10/1/23, 5.500%), Series A, B and C	0.000%	10/1/36	4,000,000	4,354,000
Subordinated Tier, Series A	5.000%	10/1/43	1,500,000	1,845,945
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System, Series B	5.750%	7/1/27	940,000	1,167,038	(g)
Houston, TX, Airport Systems Revenue, Series B-1	5.000%	7/15/30	5,500,000	6,267,855	(d)
Houston, TX, Combined Utility System Revenue, First Lien, Series D, Refunding	5.000%	11/15/44	1,000,000	1,155,870
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	120,000	144,388	(d)
Series 2017	5.000%	11/1/36	120,000	143,314	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	14,250,000	14,820,000
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	750,000	840,315
North Texas Tollway Authority Revenue:
Series A, Refunding	5.000%	1/1/39	825,000	976,883
Series B, Refunding	5.000%	1/1/40	2,000,000	2,232,420

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Series B, Refunding	5.000%	1/1/45	$2,105,000	$2,419,782
Prosper, TX, ISD, GO, School Building, PSF - GTD	5.000%	2/15/49	3,250,000	4,060,842
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project, Series A	6.625%	11/15/37	610,000	712,938
Texas Public Finance Authority, Lease Revenue and Refunding, Series A	4.000%	2/1/39	1,500,000	1,731,105
Texas State Municipal Gas Acquisition & Supply Corp. III, Series 2012	5.000%	12/15/27	8,550,000	9,489,730
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/45	1,600,000	1,809,440	(d)
Senior Lien, LBJ Infrastructure Group LLC	7.000%	6/30/40	3,000,000	3,149,010
Texas State Water Development Board Revenue, State Water Implementation Fund, Series A	5.000%	10/15/43	6,250,000	7,775,187
University of Texas, TX, System Revenue, Financing System Board of Regents, Series B	5.000%	8/15/29	3,250,000	4,357,307
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	500,000	479,005	(e)
Subordinate, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	136,919

Total Texas				85,167,777

U.S. Virgin Islands - 0.5%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan, Senior Lien, Series A	5.000%	10/1/29	710,000	708,225
Subordinated, Matching Fund Loan, Cruzan Project, Series A	6.000%	10/1/39	1,475,000	1,456,563
Subordinated, Matching Fund Loan, Diageo Project, Series B	6.750%	10/1/37	1,200,000	1,200,396

Total U.S. Virgin Islands				3,365,184

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 1.2%
Salt Lake City, UT, Corp. Airport Revenue, Series A	5.000%	7/1/43	$5,250,000	$6,382,057	(d)
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	1,000,000	1,152,460

Total Utah				7,534,517

Virginia - 1.4%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	1,100,000	1,298,000	(d)
Series B, Refunding	5.000%	7/1/45	1,500,000	1,758,375	(d)
Virginia State Small Business Financing Authority Revenue:
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.250%	1/1/32	3,000,000	3,293,340	(d)
Senior Lien, Elizabeth River Crossing OpCo LLC Project	5.500%	1/1/42	2,000,000	2,187,240	(d)

Total Virginia				8,536,955

Washington - 1.5%
Port of Seattle, WA, Revenue:
Intermediate Lien, Series 2019	5.000%	5/1/43	1,500,000	1,792,920	(d)
Intermediate Lien, Series 2019	4.000%	4/1/44	750,000	845,895	(d)
Intermediate Lien, Series 2019	5.000%	4/1/44	1,500,000	1,846,155	(d)
Washington State Housing Finance Commission Revenue:
Heron’s Key, Series A	6.500%	7/1/30	350,000	381,934	(e)
Heron’s Key, Series A	6.750%	7/1/35	370,000	403,119	(e)
Washington State, GO, Series R-2018D, Refunding	5.000%	8/1/34	3,000,000	3,760,380

Total Washington				9,030,403

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 1.1%
Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/48	$2,500,000	$3,013,550
Public Finance Authority, WI, Limited Obligation Pilot Revenue:
American Dream @ Meadowlands Project, Series 2017	5.000%	12/1/27	1,500,000	1,716,375	(e)
American Dream @ Meadowlands Project, Series 2017	7.000%	12/1/50	1,500,000	1,812,000	(e)

Total Wisconsin				6,541,925

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $756,375,826)				847,497,717

SHORT-TERM INVESTMENTS - 0.8%
MUNICIPAL BONDS - 0.8%
New York - 0.1%
New York State HFA Revenue, 42nd & 10th Housing, Series A, LIQ - FHLMC, LOC - FHLMC	1.420%	11/1/41	300,000	300,000	(d)(j)(k)
New York State, Mortgage Agency, Homeowner Mortgage Revenue, Series 215, SPA - Bank of America N.A.	2.120%	10/1/48	200,000	200,000	(j)(k)

Total New York				500,000

North Carolina - 0.0%
City of Charlotte, NC, Water & Sewer System Revenue, Series B, SPA - Wells Fargo Bank N.A.	1.300%	7/1/36	100,000	100,000	(j)(k)

Oregon - 0.2%
Oregon State Facilities Authority Revenue, Peacehealth, Series A, Refunding, LOC - U.S. Bank N.A.	1.400%	8/1/34	1,300,000	1,300,000	(j)(k)

Texas - 0.2%
Gulf Coast, TX, IDA, Waste Disposal Revenue, Exxon Mobil Corp. Project, Series A	1.390%	6/1/30	1,000,000	1,000,000	(d)(j)(k)

Wisconsin - 0.3%
Wisconsin Housing & Economic Development Authority Revenue, Taxable, Series D, SPA - FHLB	2.120%	3/1/28	1,900,000	1,900,000	(j)(k)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,800,000)				4,800,000

TOTAL INVESTMENTS - 139.5% (Cost - $761,175,826)				852,297,717
Liabilities in Excess of Other Assets - (39.5)%				(241,310,288)

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$610,987,429

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	The coupon payment on these securities is currently in default as of August 31, 2019.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2019

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Agency
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	76	12/19	$14,985,618	$15,005,250	$(19,632)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield

Notes to Schedule of Investments (unaudited) (continued)

analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$847,497,717	—	$847,497,717
Short-Term Investments†	—	4,800,000	—	4,800,000

Total Investments	—	$852,297,717	—	$852,297,717

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$19,632	—	—	$19,632

†	See Schedule of Investments for additional detailed categorizations.